Commitments - Schedule of Capital Commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equipment and Intangible Assets - Contracted but not provided for
Capital Commitments [Abstract]
Capital commitments	¥ 146,878	¥ 23,243